Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other financial assets - Text Details (Detail) [Line Items]
Non-current financial assets at fair value through profit or loss	€ 116	€ 104	[1]
Non-current financial assets measured at fair value through other comprehensive income	198	369	[1]
Non-current financial assets at amortised cost	46	114	[1],[2]
Other non-current financial assets, total	360	587	[1]
Acquisitions	45
Sales redemptions	(116)
Value adjustment through OCI	(164)
Value adjustment through P&L	(1)
Translation Differences And Other	10
Reclassifications	0	4
Financial assets at amortised cost, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Acquisitions	14
Sales redemptions	(78)
Value adjustment through P&L	0
Translation Differences And Other	(4)
Reclassifications	0
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Acquisitions	1
Sales redemptions	(18)
Value adjustment through OCI	(164)
Translation Differences And Other	12
Reclassifications	(2)
Financial assets at fair value through profit or loss, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Other non-current financial assets, total		27		€ 27
Acquisitions	30
Sales redemptions	(20)	(3)
Value adjustment through OCI	0
Value adjustment through P&L	(2)
Translation Differences And Other	2	(6)
Reclassifications	€ 2	1
Acquisitions Additions		0
Value adjustments		8
Financial assets available-for-sale, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Other non-current financial assets, total		446		172
Sales redemptions		(23)
Translation Differences And Other		(24)
Reclassifications		(1)
Acquisitions Additions		368
Impairment loss		(1)
Value adjustments		(46)
Held-to-maturity investments, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Other non-current financial assets, total		1		2
Sales redemptions		0
Translation Differences And Other		(1)
Reclassifications		0
Acquisitions Additions		0
Loans and receivables, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Other non-current financial assets, total		114		€ 134
Sales redemptions		(8)
Translation Differences And Other		(20)
Reclassifications		2
Acquisitions Additions		5
Impairment loss		0
Value adjustments		€ 0

[1]	Refer to IFRS 9 disclosure in Significant accounting policies note for the impact of IFRS 9 on 2018 opening balance.
[2]	Previously reported as loans and receivables.